Label	Element	Value
FIRST INVESTORS SPECIAL SITUATIONS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fief497_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 23, 2013

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED FEBRUARY 25, 2013, SUPPLEMENTED AS OF FEBRUARY 26, 2013

The Supplement dated March 19, 2013 is deleted and replaced with this Supplement.

1.	In “The Funds Summary Section” for the Special Situations Fund on page 49 under the heading “Principal Investment Strategies”, the first two paragraphs are deleted and replaced with the following:

The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential.  Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes.  The Fund may also invest in stocks of mid-size or large companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS SPECIAL SITUATIONS FUND